13. STOCK OPTIONS (Tables)	6 Months Ended	12 Months Ended
	Mar. 31, 2020	Sep. 30, 2019
Equity [Abstract]
Stock option activity
	Options	Weighted Average Exercise Price	$
Outstanding as of September 30, 2017	15,404	$14.68	$226,059
Granted	2,180,000	1.683	3,668,500
Exercised	-	-	-
Forfeitures	(12,736)	14.764	(188,040)
Outstanding as of September 30, 2018	2,182,668	1.698	3,706,519
Granted	2,870,000	2.615	7,504,850
Exercised	-	-	-
Forfeitures	(520,000)	(3.906)	(2,031,000)
Outstanding as of September 30, 2019	4,532,668	2.025	9,180,369
Granted	3,020,000	1.125	3,397,600
Exercised	(73,191)	(0.250)	(18,298)
Forfeitures	(2,588,143)	(2.650)	(6,859,712)
Outstanding as of March 31, 2020	4,891,334	$1.165	$5,699,959

	Weighted Average
	Options	Exercise Price	$
Outstanding as of September 30, 2017	15,404	$14.68	$226,059
Granted	2,180,000	1.683	3,668,500
Exercised	-	-	-
Forfeitures	(12,736)	14.764	(188,040)
Outstanding as of September 30, 2018	2,182,668	1.698	3,706,519
Granted	2,870,000	2.615	7,504,850
Exercised	-	-	-
Forfeitures	(520,000)	(3.906)	(2,031,000)
Outstanding as of September 30, 2019	4,532,668	$2.025	$9,180,369

Stock options outstanding and exercisable
		Weighted	Weighted		Weighted
		Average	Average		Average
Range of	Number	Remaining Life	Exercise Price	Number	Exercise Price
Exercise Prices	Outstanding	In Years	Outstanding	Exercisable	Exercisable
$0.25	230,000	3.21	$0.250	100,625	$0.250
1.10-1.25	2,940,000	4.60	1.37	233,854	1.096
1.28-1.50	1,610,000	4.60	1.31	498,438	1.296
1.79-2.25	110,000	4.39	1.01	40,000	1.153
13.50-15.00	1,334	0.19	13.50	1,334	13.500
	4,891,334	4.19	$1.165	874,251	$1.212

		Weighted	Weighted		Weighted
		Average	Average		Average
Range of	Number	Remaining Life	Exercise Price	Number	Exercise Price
Exercise Prices	Outstanding	In Years	Outstanding	Exercisable	Exercisable
$0.250	530,000	0.50	$0.250	165,625	$0.25
1.28-1.50	1,860,000	3.83	1.35	360,000	1.28
11.79-1.90	60,000	4.56	1.85	12,083	1.84
3.03-4.2	2,080,000	4.08	3.08	20,000	4.20
13.5-15.00	2,668	0.50	14.25	1,334	13.50
	4,532,668	3.70	$2.025	559,042	$1.122